Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Manscaped Holdings, LLC [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid Expenses and Other Current Assets

4.    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2021	2020
Prepaid expenses	$2,818	$1,365
Prepaid inventory	4,591	3,587
Other current assets	2,085	435
	$9,494	$5,387